6. Stockholders' Equity (March 2017) (Details - Assumptions) - $ / shares		3 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock price		$ 0.75	$ 0.78
Warrant exercise price		$ 1.35	$ 1.00
Expected dividend yield	[1]	0.00%
Risk-free interest rate	[2]	1.93%
Expected volatility	[3]	184.55%
Expected life (in years)		2 years

[1]	The Company has no history or expectation of paying cash dividends on its common stock.
[2]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The volatility is based upon the average volatility rate of three similar publicly traded companies.